INCOME TAXES - Loss from operations before income taxes (Details) $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USN ($)
INCOME TAXES
United States						$ (5,039)
Foreign						(12,087)		$ (23,133)
Loss before income taxes	$ (3,701)	$ (2,401)	$ (6,463)	$ (11,767)	$ (17,126)	$ (17,126)	$ (23,133)	$ (23,133)